Basis of consolidation	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Basis of consolidation
3	Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at 31 March 2021. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if the Group has:

•	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee)

•	Exposure, or rights, to variable returns from its involvement with the investee; and

•	The ability to use its power over the investee to affect its returns

Generally, there is a presumption that a majority of voting rights result in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement(s) with the other vote holders of the investee

•	Rights arising from other contractual arrangements

•	The Group’s voting rights and potential voting rights
The Group
re-assesses
whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the Consolidated Financial Statements from the date the Group gains control until the date the Group ceases to control the subsidiary.
Profit or loss and each component of OCI are attributed to the equity holders of the parent of the Group and to the non-controlling
interests, even if this results in the
non-controlling
interests having a deficit balance.
The consolidated financial statements are prepared using uniform accounting policies for like transactions and other events in similar circumstances. If a member of the Group uses accounting policies other than those adopted in the Consolidated Financial Statements for like transactions and events in similar circumstances, appropriate adjustments are made to that Group member’s financial statements in preparing the consolidated financial statements to ensure conformity with the Group’s accounting policies.
The financial statements of all entities used for the purpose of consolidation are drawn up to same reporting date as that of the Company i.e., year ended on 31 March. When the end of the reporting period of the parent is different from that of a subsidiary, the subsidiary prepares, for consolidation purposes, additional financial information as of the same date as the financial statements of the parent to enable the parent to consolidate the financial information of the subsidiary, unless it is impracticable to do so.

Consolidation procedure

•
Combine like items of assets, liabilities, equity, income, expenses and cash flows of the parent on line by line basis with those of its subsidiaries. For this purpose, income and expenses of the subsidiary are based on the amounts of the assets and liabilities recognised in the Consolidated Financial Statements at the acquisition date.

•
Offset (eliminate) the carrying amount of the parent’s investment in each subsidiary and the parent’s portion of equity of each subsidiary. Business combinations policy explains how to account for any related goodwill.

•
Eliminate in full intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between entities of the Group (profits or losses resulting from intragroup transactions that are recognised in assets, such as inventory and property, plant and equipment, are eliminated in full). Intragroup losses may indicate an impairment that requires recognition in the Consolidated Financial Statements. IAS 12—‘Income Taxes’ applies to temporary differences that arise from the elimination of profits and losses resulting from intragroup transactions.

Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent of the Group and to the non-controlling
interests, even if this results in the
non-controlling
interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

Changes in the Company’s interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions. The carrying amount of the Group’s interests and the non-controlling
interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling
interests are adjusted and the fair value of the consideration paid or received is recognised directly in equity and attributed to the owners of the Company.
If the Group loses control over a subsidiary, it:

•	Derecognises the assets (including goodwill) and liabilities of the subsidiary at their carrying amounts at the date when control is lost

•	Derecognises the carrying amount of any non-controlling interests

•	Derecognises the cumulative translation differences recorded in equity

•	Recognises the fair value of the consideration received and deferred consideration receivable

•	Recognises the fair value of any investment retained

•	Recognises any surplus or deficit in profit or loss

•	Recognise that distribution of shares of subsidiary to group in Group’s capacity as owners

•
Reclassifies the parent’s share of components previously recognised in OCI to profit or loss or retained earnings, as appropriate, as would be required if the group had directly disposed of the related assets or liabilities.